Consolidated Statements Of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Capital In Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Sep. 30, 2010	$ 46,309,747	$ 11,372,160	$ 17,462,670	$ 21,341,740	$ (3,866,823)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,653,473			4,653,473
Other comprehensive income	(166,515)				(166,515)
Stock option grants	0
Tax benefits from stock option exercise	40,746	0	40,746
Cash dividends declared	(3,129,902)			(3,129,902)
Stock split	0	11,560,575	(11,560,575)
Issuance costs - stock split	(34,205)	0	(34,205)
Issuance of common stock	1,112,434	190,675	921,759
Balance at Sep. 30, 2011	48,785,778	23,123,410	6,830,395	22,865,311	(4,033,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,296,745			4,296,745
Other comprehensive income	83,253				83,253
Stock option grants	0
Tax benefits from stock option exercise	34,818	0	34,818
Cash dividends declared	(3,257,542)			(3,257,542)
Issuance of common stock	739,878	229,425	510,453
Balance at Sep. 30, 2012	50,682,930	23,352,835	7,375,666	23,904,514	(3,950,085)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,262,052			4,262,052
Other comprehensive income	1,798,851				1,798,851
Stock option grants	84,840	0	84,840
Cash dividends declared	(8,063,327)			(8,063,327)
Issuance of common stock	737,076	193,795	543,281
Balance at Sep. 30, 2013	$ 49,502,422	$ 23,546,630	$ 8,003,787	$ 20,103,239	$ (2,151,234)